Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2021
Equity Method Investments
Schedule of equity method investments in associates

Associates consisted of the following:

			December 31, 2020		December 31, 2021
		Place of
		Incorporation
Name of	Principal	and	Carrying	Holding	Carrying	Holding
Associate	Activities	Operation	amount	%	amount	%
			(in thousands)		(in thousands)
Ganzin Technology Corp.	Eye tracking chip and module	Taipei, Taiwan	$577	45.64	$-	42.01
Iris Optronics Co., Ltd.	E-paper manufacturing and sales	Tainan, Taiwan	61	1.25	174	6.25
Viewsil Microelectronics (Kunshan) Limited	IC design and sales	Kunshan, China	2,621	49.00	2,671	49.00
Guangzhou Pixtalks Information Technology Co., Ltd.	3D structured light module	Guangzhou, China	724	25.00	457	22.50
			$3,983		$3,302

Schedule of amount recognized by the Company at its share of those associates

There is no individually significant associate for the Company. The following table summarized the amount recognized by the Company at its share of those associates:

	For the year ended December 31,
	2019	2020	2021

	(in thousands)

The Company’s share of losses of associates	$(477)	(638)	(1,392)
The Company’s share of other comprehensive income of associates	$26	58	55
The Company’s share of total comprehensive income of associates	$(451)	(580)	(1,337)